Shareholder Report, Holdings (Details)	May 31, 2024
Investor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	90.80%
Investor Class | Money Market [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Investor Class | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Investor Class | Money Markets [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Investor Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class | Consumerstaples [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class | Other Assests In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Investor Class | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Investor Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Class | B Pplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Class | C O N M E D Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Class | Bank Of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Class | Taiwan Semiconductor Manufacturing Company Ltd. A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Class | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Class | Walt Disney Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Class | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Class | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Service Now Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Hub Spot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | P R O C E P T Bio Robotics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Mercado Libre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Service Now Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Hub Spot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | P R O C E P T Bio Robotics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Mercado Libre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Consumerstaples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Institutional Class | Equity Option [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Institutional Class | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Nuvei Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Class | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class | Charles Schwab Corporation The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | P G And E Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | X P Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Default Label] | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class [Default Label] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Institutional Class [Default Label] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Institutional Class [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Institutional Class [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Class [Default Label] | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class [Default Label] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class [Default Label] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class [Default Label] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class [Default Label] | Consumerstaples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Class [Default Label] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class [Default Label] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Default Label] | B Pplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Default Label] | C O N M E D Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class [Default Label] | Bank Of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class [Default Label] | Taiwan Semiconductor Manufacturing Company Ltd. A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class [Default Label] | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class [Default Label] | Walt Disney Company The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class [Default Label] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class [Default Label] | Shellplc A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Institutional Class [Default Label] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Institutional Class [Default Label] | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class [Default Label] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Wavelength Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Wavelength Fund | Collateral For Securities Loaned [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Wavelength Fund | Commodity Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wavelength Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Wavelength Fund | Index Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Wavelength Fund | Treasury Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Wavelength Fund | Invesco Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Wavelength Fund | S P D R Bloomberg Short Term High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Wavelength Fund | Vanguard Mortgage Backed Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Wavelength Fund | I Shares Broad U S D High Yield Corporate Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Wavelength Fund | Vanguard Short Term Inflation Protected Securities E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Wavelength Fund | Van Eck Emerging Markets High Yield Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Wavelength Fund | I Shares T I P S Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Wavelength Fund | Vanguard Emerging Markets Government Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Wavelength Fund | Van Eck Vectors J P Morgan E M Local Currency Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Wavelength Fund | I Shares J P Morgan U S D Emerging Markets Bond E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%